Note 14 - Stock-based Compensation (Details Textual) - USD ($)		1 Months Ended					12 Months Ended				36 Months Ended	81 Months Ended
	Mar. 02, 2016	Jun. 30, 2016	Jun. 30, 2012	Jun. 22, 2012	Nov. 30, 2009	Jun. 30, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018	May 31, 2008	May 30, 2009	Mar. 30, 2009	Mar. 02, 2006	Aug. 31, 2000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance							175,593,950	185,500,550			175,593,950
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							145,492,900				145,492,900
Common Stock, Capital Shares Reserved for Future Issuance							441,543,750				441,543,750
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.0114	$ 0.0168	$ 0.0097
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total							$ 1,956,000				$ 1,956,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term							2 years 102 days
Proceeds, Issuance of Shares, Share-based Payment Arrangement, Including Option Exercised, Total							$ 96,000	$ 113,000	$ 75,000
Restricted Stock Units (RSUs) [Member]
Common Stock, Capital Shares Reserved for Future Issuance							80,763,800				80,763,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 1,196,000	$ 998,000	$ 1,169,000
Purchase Plan 1999 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						20,000,000						40,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate							1.00%				1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum							10.00%				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date							90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date							90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							10 years
Purchase Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		25,000,000	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					10 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans											8,564,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.0062	$ 0.0092	$ 0.0054
Share Option Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							8 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant													175,000,000		100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance							115,327,350				115,327,350
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							111,592,100				111,592,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value							$ 1,800	$ 5,000	$ 1,000
The 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance							60,266,600				60,266,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							33,900,800				33,900,800
Common Stock, Capital Shares Reserved for Future Issuance	100,000,000
Share Incentive Plan 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				62,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant													75,000,000	125,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 years